Accumulated Other Comprehensive Income, Accumulated Other Comprehensive Income (Loss) Balances, Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ 599,987	$ 601,128	$ 568,161	[1]
Other comprehensive income (loss) - before reclassifications	14,260	(38,363)	410
Amount reclassified from accumulated other comprehensive income	(303)	(978)	(199)
Other comprehensive income (loss), net of tax	13,957	(39,341)	211
Balance	645,285	599,987	601,128
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(27,194)	12,147	11,936	[1]
Other comprehensive income (loss), net of tax	13,957	(39,341)	211
Balance	(13,237)	(27,194)	12,147
Net Unrealized Holding Gain (Loss) on Securities Available for Sale, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(32,271)	(26)	7,186
Other comprehensive income (loss) - before reclassifications	8,372	(32,245)	(7,212)
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	8,372	(32,245)	(7,212)
Balance	(23,899)	(32,271)	(26)
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	7,588	13,706	6,084
Other comprehensive income (loss) - before reclassifications	5,888	(6,118)	7,622
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	5,888	(6,118)	7,622
Balance	13,476	7,588	13,706
Net Change in Net Actuarial Gain and Prior Service Cost (Credit) on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(2,511)	(1,533)	(1,334)
Other comprehensive income (loss) - before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive income	(303)	(978)	(199)
Other comprehensive income (loss), net of tax	(303)	(978)	(199)
Balance	$ (2,814)	$ (2,511)	$ (1,533)

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.